Borrowings - Debt Classification (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Borrowings
Non Current Borrowings	$ 2,577,357	$ 2,401,471
Current borrowings	709,505	207,619
Borrowings	3,286,862	2,609,090
Senior Notes
Borrowings
Non Current Borrowings	1,919,269	1,916,062
Current borrowings	22,708	27,195
Bank borrowings
Borrowings
Non Current Borrowings	658,088	485,409
Current borrowings	513,562	177,216
Letters of credit
Borrowings
Current borrowings	$ 173,235	$ 3,208